SEGMENT DISCLOSURES - Disclosure of detailed information about entity reportable segments, income and expenditures (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Segments [Line Items]
Silver revenue	$ 74,733	$ 66,054
Gold revenue	65,554	55,670
Less: smelting and refining costs	(1,826)	(4,303)
Total revenue	138,461	117,421
Salaries, wages and benefits	20,949	32,124
Direct costs	53,482	68,553
Depreciation and depletion	28,136	31,495
Royalties	8,154	2,034
Write down of inventory to NRV	405	576
Total cost of sales	111,126	134,782
Severance costs	0	4,589
Care and maintenance costs	5,233	0
Impairment (impairment reversal)	424
Earnings (loss) before taxes	(1,054)	(44,004)
Current income tax expense (recovery)	2,993	2,702
Deferred income tax expense (recovery)	(5,206)	1,360
Total income tax expense (recovery)	(2,213)	4,062
Profit (loss)	1,159	(48,066)
Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	10,915	18,615
Direct costs	31,346	45,094
Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	4,037	4,782
Direct costs	15,180	15,932
Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	6,297	8,191
Direct costs	7,780	7,081
Sharebased Payment Arrangements [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	330	195
Depreciation And Depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	29,357	31,273
Change In Inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	(630)	341
Direct costs	(824)	446
Depreciation and depletion	(1,221)	222
Corporate [Member]
Disclosure Of Segments [Line Items]
Silver revenue		0
Gold revenue	0	0
Less: smelting and refining costs	0
Total revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Severance costs		0
Care and maintenance costs	0
Impairment (impairment reversal)	0
Earnings (loss) before taxes	(12,976)	(10,053)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	(0)	(0)
Total income tax expense (recovery)	(0)	(0)
Profit (loss)	(12,976)	(10,053)
Corporate [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Corporate [Member] | Sharebased Payment Arrangements [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Corporate [Member] | Depreciation And Depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0	0
Corporate [Member] | Change In Inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Exploration [Member]
Disclosure Of Segments [Line Items]
Silver revenue	0	0
Gold revenue	0	0
Less: smelting and refining costs	0
Total revenue	0	0
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Royalties	0	0
Write down of inventory to NRV	0	0
Total cost of sales	0	0
Severance costs		0
Care and maintenance costs	0
Impairment (impairment reversal)	0
Earnings (loss) before taxes	(9,756)	(12,001)
Current income tax expense (recovery)	0	0
Deferred income tax expense (recovery)	(0)	(0)
Total income tax expense (recovery)	(0)	(0)
Profit (loss)	(9,756)	(12,001)
Exploration [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Exploration [Member] | Sharebased Payment Arrangements [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Exploration [Member] | Depreciation And Depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0	0
Exploration [Member] | Change In Inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	0
Direct costs	0	0
Depreciation and depletion	0	0
Guanacevi [Member]
Disclosure Of Segments [Line Items]
Silver revenue	65,501	36,062
Gold revenue	17,458	8,638
Less: smelting and refining costs	0	0
Total revenue	82,959	44,700
Salaries, wages and benefits	10,267	11,697
Direct costs	30,540	30,330
Depreciation and depletion	8,785	14,096
Royalties	7,407	1,410
Write down of inventory to NRV	0	0
Total cost of sales	56,999	57,533
Severance costs		0
Care and maintenance costs	886
Impairment (impairment reversal)	(2,576)
Earnings (loss) before taxes	27,650	(12,833)
Current income tax expense (recovery)	2,007	551
Deferred income tax expense (recovery)	(5,811)	3,779
Total income tax expense (recovery)	(3,804)	(4,330)
Profit (loss)	31,454	(17,163)
Guanacevi [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	5,825	7,331
Direct costs	18,324	20,649
Guanacevi [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,846	1,764
Direct costs	9,549	7,843
Guanacevi [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	2,721	2,871
Direct costs	3,461	2,699
Guanacevi [Member] | Sharebased Payment Arrangements [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	114	49
Guanacevi [Member] | Depreciation And Depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	9,223	13,869
Guanacevi [Member] | Change In Inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	(239)	(318)
Direct costs	(794)	(861)
Depreciation and depletion	(438)	227
Bolanitos [Member]
Disclosure Of Segments [Line Items]
Silver revenue	7,471	10,707
Gold revenue	33,970	21,703
Less: smelting and refining costs	1,393	1,981
Total revenue	40,048	30,429
Salaries, wages and benefits	7,305	8,478
Direct costs	14,599	15,313
Depreciation and depletion	8,947	3,631
Royalties	197	181
Write down of inventory to NRV	0	0
Total cost of sales	31,048	27,603
Severance costs		0
Care and maintenance costs	832
Impairment (impairment reversal)	0
Earnings (loss) before taxes	8,168	2,826
Current income tax expense (recovery)	918	1,879
Deferred income tax expense (recovery)	774	(3,170)
Total income tax expense (recovery)	1,692	(1,291)
Profit (loss)	6,476	4,117
Bolanitos [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	3,660	4,871
Direct costs	9,108	9,715
Bolanitos [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,275	1,151
Direct costs	3,427	3,384
Bolanitos [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	2,434	1,993
Direct costs	2,484	1,308
Bolanitos [Member] | Sharebased Payment Arrangements [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	108	49
Bolanitos [Member] | Depreciation And Depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	9,341	3,609
Bolanitos [Member] | Change In Inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	(172)	414
Direct costs	(420)	906
Depreciation and depletion	(394)	22
El Compas [Member]
Disclosure Of Segments [Line Items]
Silver revenue	1,761	1,743
Gold revenue	14,126	10,589
Less: smelting and refining costs	433	413
Total revenue	15,454	11,919
Salaries, wages and benefits	3,377	2,208
Direct costs	8,343	7,384
Depreciation and depletion	10,404	6,622
Royalties	550	291
Write down of inventory to NRV	405	576
Total cost of sales	23,079	17,081
Severance costs		0
Care and maintenance costs	504
Impairment (impairment reversal)	3,000
Earnings (loss) before taxes	(11,129)	(5,162)
Current income tax expense (recovery)	68	137
Deferred income tax expense (recovery)	(169)	(130)
Total income tax expense (recovery)	(101)	7
Profit (loss)	(11,028)	(5,169)
El Compas [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,430	468
Direct costs	3,914	4,857
El Compas [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	916	566
Direct costs	2,204	1,763
El Compas [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	1,142	1,073
Direct costs	1,835	672
El Compas [Member] | Sharebased Payment Arrangements [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	108	48
El Compas [Member] | Depreciation And Depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	10,793	6,835
El Compas [Member] | Change In Inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	(219)	53
Direct costs	390	92
Depreciation and depletion	(389)	(213)
El Cubo [Member]
Disclosure Of Segments [Line Items]
Silver revenue	0	17,542
Gold revenue	0	14,740
Less: smelting and refining costs	0	1,909
Total revenue	0	30,373
Salaries, wages and benefits	0	9,741
Direct costs	0	15,526
Depreciation and depletion	0	7,146
Royalties	0	152
Write down of inventory to NRV	0	0
Total cost of sales	0	32,565
Severance costs		4,589
Care and maintenance costs	3,011
Impairment (impairment reversal)	0
Earnings (loss) before taxes	(3,011)	(6,781)
Current income tax expense (recovery)	0	135
Deferred income tax expense (recovery)	(0)	881
Total income tax expense (recovery)	0	1,016
Profit (loss)	(3,011)	(7,797)
El Cubo [Member] | Mining [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	5,945
Direct costs	0	9,873
El Cubo [Member] | Processing [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	1,301
Direct costs	0	2,942
El Cubo [Member] | Administrative [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	2,254
Direct costs	0	2,402
El Cubo [Member] | Sharebased Payment Arrangements [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	49
El Cubo [Member] | Depreciation And Depletion [Member]
Disclosure Of Segments [Line Items]
Depreciation and depletion	0	6,960
El Cubo [Member] | Change In Inventory [Member]
Disclosure Of Segments [Line Items]
Salaries, wages and benefits	0	192
Direct costs	0	309
Depreciation and depletion	$ (0)	$ 186